Supplement dated January 18, 2022
to the Prospectus and Summary Prospectus of the following Funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	12/10/2021
Columbia Integrated Large Cap Value Fund	12/10/2021
Columbia Integrated Small Cap Growth Fund	12/10/2021
Columbia Ultra Short Municipal Bond Fund	12/10/2021
The Reorganization Date, as defined under the caption "Performance Information" in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus, is hereby designated as January 21, 2022.
Shareholders should retain this Supplement for future reference.
SUP000_00_120_(01/22)